UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05011

Name of Fund: CMA Multi-State Municipal Series Trust

CMA Arizona Municipal Money Fund
CMA California Municipal Money Fund
CMA Connecticut Municipal Money Fund
CMA Florida Municipal Money Fund
CMA Massachusetts Municipal Money Fund
CMA Michigan Municipal Money Fund
CMA New Jersey Municipal Money Fund
CMA New York Municipal Money Fund
CMA North Carolina Municipal Money Fund
CMA Ohio Municipal Money Fund
CMA Pennsylvania Municipal Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: Donald C. Burke, Chief Executive Officer, CMA Multi-State
Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
P.O. Box 9011, Princeton, NJ, 08543-9011
Registrant’s telephone number, including area code: (800) 221-7210
Date of fiscal year end: 03/31/2009
Date of reporting period: 04/01/2008 – 06/30/2008
Item 1 – Schedule of Investments

CMA Ohio Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

			Par
	Municipal Bonds		(000)	Value

Ohio - 101.3%	Allen County, Ohio, Hospital Facilities Revenue Bonds (Catholic
	Healthcare Partners), VRDN, Series D, 1.52%, 10/01/31 (a)		$ 4,400	$4,400,000

	American Municipal Power, Inc., Ohio, BAN, 3.50%, 10/30/08		1,684	1,683,775

	American Municipal Power, Inc., Ohio, BAN (Amherst City Project),
	3.50%, 11/25/08		490	490,000

	American Municipal Power, Inc., Ohio, BAN (Bowling Green
	Projects), 3.50%, 11/25/08		1,558	1,558,000

	American Municipal Power, Inc., Ohio, BAN (Bryan Project),
	3.85%, 8/15/08		3,240	3,240,000

	American Municipal Power, Inc., Ohio, BAN (Hubbard Project),
	3.70%, 9/25/08		533	532,750

	American Municipal Power, Inc., Ohio, BAN (Lodi Village Project),
	3%, 3/12/09		800	802,763

	American Municipal Power, Inc., Ohio, BAN (Oberlin Project),
	3.50%, 12/04/08		335	335,000

	American Municipal Power, Inc., Ohio, BAN (Saint Mary's Project),
	3.70%, 10/02/08		390	390,000

	American Municipal Power, Inc., Ohio, BAN (Shelby Projects),
	3.45%, 11/13/08		4,365	4,365,000

	American Municipal Power, Inc., Ohio, BAN (Tipp City Project),
	2.50%, 5/13/09		650	651,398

	American Municipal Power, Inc., Ohio, BAN (Yellow Springs
	Project), 4.05%, 10/30/08		175	175,225

	American Municipal Power, Inc., Ohio, CP, 1.70%, 7/07/08		16,000	16,000,000

	American Municipal Power, Inc., Ohio, RAN (Brewster Village
	Project), 3.50%, 1/09/09		540	541,122

	American Municipal Power, Inc., Ohio, Revenue Refunding Bonds
	(Combustion Turbine Project), VRDN, 1.59%, 3/01/23 (a)		1,285	1,285,000

	Avon, Ohio, BAN (Miller Road Extension), 2.50%, 11/26/08		1,600	1,603,210

	Avon, Ohio, Local School District, GO, BAN, 3.50%, 1/08/09		1,470	1,473,892

	Avon, Ohio, Special Assessment, BAN (Jaycox), 2.10%, 9/03/08		400	400,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.
AMT	Alternative Minimum Tax (subject to)	M/F	Multi-Family
BAN	Bond Anticipation Notes	MERLOTS	Municipal Exempt Receipts Liquidity
COP	Certificates of Participation		Optional Tenders
CP	Commercial Paper	PUTTERS	Puttable Tax-Exempt Receipts
EDR	Economic Development Revenue Bonds	RAN	Revenue Anticipation Notes
FLOATS	Floating Rate Securities	ROCS	Reset Option Certificates
GO	General Obligation Bonds	SPEARS	Short Puttable Exempt Adjustable Receipts
HFA	Housing Finance Agency	TAN	Tax Anticipation Notes
IDR	Industrial Development Revenue Bonds	VRDN	Variable Rate Demand Notes
LIFERS	Long Inverse Floating Exempt Receipts

CMA Ohio Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Barberton, Ohio, Fire Station Improvements, GO, BAN,
2.75%, 7/07/09	$ 1,610	$1,622,590

Barberton, Ohio, GO, BAN, 2.25%, 4/08/09	1,090	1,093,302

Barberton, Ohio, Street Improvements, GO, BAN, 3.75%, 11/13/08	665	665,644

Berea, Ohio, BAN, 2.50%, 7/02/09	875	878,421

Brecksville, Ohio, BAN, 2.35%, 7/02/09	1,800	1,804,392

Brooklyn, Ohio, GO, BAN, 3.25%, 5/14/09	450	453,252

Brunswick, Ohio, BAN, 3.70%, 12/04/08	240	240,248

Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Bonds, FLOATS, VRDN, Series 2125,
1.75%, 6/01/17 (a)(b)	14,357	14,357,500

Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Bonds, ROCS, VRDN, Series II-R-10308,
1.59%, 6/01/17 (a)(b)	3,900	3,900,000

Butler County, Ohio, GO, BAN, 4.10%, 8/07/08	740	740,495

Butler County, Ohio, Healthcare Facilities Revenue Bonds
(LifeSphere), VRDN, 1.58%, 5/01/30 (a)	9,725	9,725,000

Butler County, Ohio, Technology and Career Development Schools,
GO, BAN, 2.50%, 3/19/09	4,300	4,315,517

Celina, Ohio, GO, BAN, 3.75%, 11/12/08	1,080	1,081,114

Chillicothe, Ohio, Street Improvements, GO, BAN, 2.50%, 6/08/09	700	703,283

Cincinnati, Ohio, City School District, COP, ROCS, VRDN,
Series II-R-12049, 1.61%, 12/15/16 (a)(b)(c)	1,000	1,000,000

Cincinnati, Ohio, City School District, GO, PUTTERS, VRDN,
Series 315, 1.55%, 6/01/10 (a)(b)(c)	3,250	3,250,000

Clark County, Ohio, GO, BAN, 2.50%, 2/11/09	200	200,483

Cleveland Heights, Ohio, GO, BAN, 4%, 8/07/08	1,610	1,610,434

Cleveland, Ohio, Airport System Revenue Bonds, VRDN, AMT,
Series D, 1.66%, 1/01/27 (a)	9,400	9,400,000

Clinton-Massie Local School District, Ohio, GO, BAN, 4%, 11/18/08	1,580	1,583,296

Columbus, Ohio, City School District, GO, Refunding, PUTTERS,
VRDN, Series 1488, 1.63%, 6/01/14 (a)(b)(c)	3,330	3,330,000

Columbus, Ohio, GO, Refunding (Police and Firemen Disability),
5%, 7/15/08 (d)	750	758,133

Columbus, Ohio, Regional Airport Authority, M/F Housing Revenue
Refunding Bonds (West Bay Apartments Project), VRDN, AMT,
1.75%, 12/01/34 (a)	7,975	7,975,000

Columbus, Ohio, Sewer Revenue Refunding Bonds, VRDN, Series B,
1.36%, 6/01/32 (a)	3,060	3,060,000

Cuyahoga County, Ohio, Civic Facility Revenue Bonds (Fairfax
Development Corporation), VRDN, 1.64%, 6/01/22 (a)	4,080	4,080,000

Cuyahoga County, Ohio, EDR (Cleveland Botanical Garden Project),
VRDN, 1.56%, 7/01/31 (a)	3,000	3,000,000

Cuyahoga County, Ohio, Health Care Facilities Revenue Bonds
(Catholic Charities Facilities), VRDN, 1.71%, 7/01/12 (a)	2,030	2,030,000

CMA Ohio Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Cuyahoga County, Ohio, IDR (AFI Generations LLC Projects), VRDN,
AMT, Series B, 1.65%, 4/01/37 (a)	$ 3,485	$3,485,000

Cuyahoga County, Ohio, IDR (All Foils, Inc. Project), VRDN, AMT,
Series A, 1.65%, 4/01/17 (a)	1,715	1,715,000

Cuyahoga County, Ohio, IDR (Athens Pastries Inc. Project), VRDN,
AMT, 1.76%, 6/03/09 (a)	65	65,000

Cuyahoga County, Ohio, IDR (Erieview Metal Treating Project),
VRDN, 1.76%, 5/05/10 (a)	145	145,000

Cuyahoga County, Ohio, IDR (Orlando Baking Company Project),
VRDN, AMT, 2.10%, 1/01/23 (a)	6,000	6,000,000

Cuyahoga County, Ohio, IDR, Refunding (Parma Care Center Inc.
Project), VRDN, AMT, 1.64%, 12/01/11 (a)	1,185	1,185,000

Cuyahoga, Ohio, Community College, TAN, 2.35%, 12/18/08	2,000	2,005,534

Dayton-Montgomery County Port Authority, Ohio, Special Airport
Facilities Revenue Bonds (Wilmington Air Park LLC), VRDN, AMT,
Series C, 1.77%, 2/01/37 (a)	8,000	8,000,000

Delaware County, Ohio, Port Authority, EDR (Columbus Zoological
Park), VRDN, 1.60%, 8/01/18 (a)	4,000	4,000,000

Deutsche Bank SPEARs/LIFERs Trust, Buckeye Tobacco Settlement
Financing Authority, Ohio, Tobacco Settlement Asset-Backed
Revenue Bonds, SPEARs, VRDN, Series DBE-619, 1.58%, 6/01/17 (a)(b)	34,655	34,655,000

Eagle Tax-Exempt Trust, Cleveland, Ohio, Water District, VRDN,
Series 98, Class 3501, 1.57%, 1/01/21 (a)(b)(e)(f)	4,000	4,000,000

Elyria, Ohio, GO, BAN, 4.25%, 7/03/08	600	600,019

Elyria, Ohio, GO, BAN, Series 2, 4%, 10/02/08	3,340	3,343,140

Fairborn, Ohio, Dispatch System, GO, BAN, 3.25%, 10/30/08	245	245,483

Fairborn, Ohio, GO, BAN, 2.50%, 5/20/09	700	702,735

Fairborn, Ohio, Special Assessment, GO, BAN, 4.50%, 8/15/08	270	270,229

Findlay, Ohio, GO, BAN, 2.375%, 10/21/08	2,000	2,002,601

Franklin County, Ohio, Health Care Facilities Revenue Bonds
(Heritage Day Health Centers Project), VRDN, 2%, 3/01/28 (a)	2,500	2,500,000

Franklin County, Ohio, Health Care Facilities, Revenue Refunding
Bonds (Ohio Presbyterian Retirement Services), VRDN, Series C,
1.85%, 7/01/20 (a)	3,000	3,000,000

Franklin County, Ohio, Health Care Facilities, Revenue Refunding
Bonds (Worthington Christian), VRDN, 2%, 7/01/16 (a)	3,570	3,570,000

Franklin County, Ohio, Hospital Revenue Refunding Bonds
(Nationwide Hospital), VRDN, Series F, 1.54%, 5/01/31 (a)	2,000	2,000,000

Franklin County, Ohio, Senior Housing Revenue Bonds (Saint
George Commons Apartments), VRDN, 1.66%, 12/15/37 (a)(g)	2,385	2,385,000

Fulton County, Ohio, Revenue Refunding Bonds (Fulton
County Health Center), VRDN, 1.50%, 11/01/35 (a)	4,220	4,220,000

Geauga County, Ohio, Human Services Building, GO, BAN,
4%, 12/04/08	350	350,580

Geauga County, Ohio, Library Center Construction, GO, BAN,
2.75%, 2/26/09	290	290,933

CMA Ohio Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Geauga County, Ohio, Safety Center Improvements, GO, BAN,
4%, 8/27/08	$ 750	$ 750,285

Greene County, Ohio, IDR (FC Limited/AFC Stamping), VRDN, AMT,
1.76%, 9/01/16 (a)	115	115,000

Hamilton County, Ohio, Hospital Facilities Revenue Bonds
(Children's Hospital Medical Center), VRDN, 1.55%, 5/15/28 (a)	5,000	5,000,000

Hamilton County, Ohio, Hospital Facilities Revenue Bonds (Children's
Hospital Medical Center), VRDN, Series M, 1.45%,
5/15/37 (a)	2,100	2,100,000

Hamilton County, Ohio, Student Housing Revenue Bonds (Block 3
Community Urban Redevelopment Corporation Project), VRDN,
1.65%, 8/01/36 (a)	3,155	3,155,000

Hamilton, Ohio, GO, BAN, 4%, 9/11/08	3,510	3,511,687

Huber Heights, Ohio, IDR (Lasermike Inc. Project), VRDN,
1.76%, 12/01/14 (a)	500	500,000

Independence, Ohio, EDR, Refunding (Rockside Spectrum Building),
VRDN, 1.71%, 12/01/16 (a)	2,110	2,110,000

Independence, Ohio, GO, BAN, 2.10%, 4/30/09	2,900	2,907,096

Indian Lake, Ohio, Local School District, School Construction, GO,
BAN, 4%, 12/11/08	835	837,171

Kent, Ohio, GO, BAN, 4%, 10/16/08	700	700,797

Lake County, Ohio, GO, BAN, 4.25%, 7/18/08	585	585,138

Lancaster, Ohio, Street Improvements, GO, BAN, 4%, 10/16/08	700	700,957

Lancaster Port Authority, Ohio, Gas Revenue Bonds, VRDN,
1.55%, 5/01/38 (a)	10,000	10,000,000

Licking County, Ohio, GO (Mountainview Project), BAN,
4.50%, 9/03/08	700	700,922

Lima, Ohio, Hospital Revenue Bonds (Lima Memorial Hospital
Project), VRDN, 1.50%, 4/01/37 (a)	1,600	1,600,000

Lorain County, Ohio, Sewer Improvement, GO, BAN, 4.50%, 8/15/08	755	755,713

Lyndhurst, Ohio, GO, Street Improvement, BAN, 2%, 2/26/09	1,000	1,001,354

Mahoning County, Ohio, IDR (Industrial Waste Control Project),
VRDN, AMT, 1.76%, 12/01/32 (a)	1,395	1,395,000

Mahoning County, Ohio, IDR (M&J Development Limited Project),
VRDN, AMT, 1.76%, 5/01/21 (a)	2,345	2,345,000

Marion County, Ohio, GO, BAN (Legacy Crossing), 2.25%, 4/29/09	945	948,461

Mason, Ohio, IDR (O D M Properties LLC Project), VRDN, AMT,
1.86%, 11/01/18 (a)	1,140	1,140,000

Mason, Ohio, Real Estate, GO, BAN, 2.75%, 7/01/09	3,100	3,125,761

Medina County, Ohio, IDR (Partners in Plastics Project), VRDN,
AMT, 1.76%, 9/01/12 (a)	565	565,000

Miami County, Ohio, GO, BAN, 4%, 11/27/08	1,680	1,683,925

Montgomery County, Ohio, IDR (Citywide Development Corporation
Project), VRDN, AMT, 2.50%, 12/01/13 (a)	1,115	1,115,000

Montgomery County, Ohio, Revenue Refunding Bonds (Miami Valley
Hospital), VRDN, Series A, 3.50%, 11/15/22 (a)	15,150	15,150,000

CMA Ohio Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Muskingum County, Ohio, GO, BAN, 4%, 9/25/08	$ 450	$ 451,044

Muskingum County, Ohio, GO, BAN, 3.50%, 1/15/09	2,110	2,116,344

Muskingum County, Ohio, Sanitation and Sewer Improvements,
GO, BAN, 4.15%, 9/25/08	620	620,782

North Olmsted, Ohio, Capital Improvement and Equipment, BAN,
2.35%, 4/02/09	1,820	1,822,684

North Royalton, Ohio, Storm Sewer Improvement, GO, BAN,
2.15%, 2/26/09	2,500	2,503,219

North Royalton, Ohio, Street Improvement, GO, BAN,
2.55%, 7/28/08	3,168	3,169,208

Ohio State Air Quality Development Authority, Revenue Refunding
Bonds (Cincinnati Gas and Electric), VRDN, Series A, 2.10%,
9/01/30 (a)	2,100	2,100,000

Ohio State Air Quality Development Authority, Revenue Refunding
Bonds (Cincinnati Gas and Electric), VRDN, Series B, 2.10%,
9/01/30 (a)	2,100	2,100,000

Ohio State Air Quality Development Authority, Revenue Refunding
Bonds (FirstEnergy Nuclear Generation Corporation Project), VRDN,
AMT, Series A, 1.57%, 6/01/33 (a)	3,100	3,100,000

Ohio State Building Authority, State Facilities Revenue Bonds
(Administrative Building Fund Projects), Series A,
5.25%, 10/01/08 (d)	145	147,308

Ohio State, Common Schools, GO, VRDN, Series A,
1.45%, 3/15/25 (a)	760	760,000

Ohio State, Common Schools, GO, VRDN, Series B,
1.55%, 6/15/26 (a)	3,275	3,275,000

Ohio State, GO, PUTTERS, VRDN, Series 306,
1.60%, 11/01/18 (a)(b)	9,440	9,440,000

Ohio State, HFA, Mortgage Revenue Refunding Bonds, MERLOTS,
VRDN, AMT, Series A02, 1.96%, 3/01/36 (a)(b)(h)	3,500	3,500,000

Ohio State, HFA, Residential Mortgage Revenue Bonds, VRDN,
AMT, Series B, 1.62%, 9/01/39 (a)(g)(h)	25,000	25,000,000

Ohio State, HFA, Residential Mortgage Revenue Bonds, VRDN,
AMT, Series B-3, 1.62%, 9/01/34 (a)	3,645	3,645,000

Ohio State, HFA, Residential Mortgage Revenue Bonds, VRDN,
AMT, Series I, 1.66%, 9/01/36 (a)	5,000	5,000,000

Ohio State Higher Educational Facilities Commission Revenue
Bonds (Kenyon College Project), VRDN, 1.55%, 11/01/35 (a)	2,900	2,900,000

Ohio State Higher Educational Facilities Commission Revenue
Bonds (Pooled Financing), VRDN, 1.51%, 9/01/24 (a)	4,420	4,420,000

Ohio State Higher Educational Facilities Commission, Revenue
Refunding Bonds (Antioch University), VRDN, 1.85%, 2/01/29 (a)	10,100	10,100,000

Ohio State Higher Educational Facilities Commission, Revenue
Refunding Bonds (Case Western Reserve University), VRDN,
Series A, 1.50%, 12/01/44 (a)	6,650	6,650,000

CMA Ohio Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Ohio State Higher Educational Facilities Commission, Revenue
Refunding Bonds (Case Western Reserve University), VRDN,
Series B-2, 1.75%, 12/01/44 (a)	$ 10,000	$ 10,000,000

Ohio State Higher Educational Facilities Commission, Revenue
Refunding Bonds (Pooled Financing), VRDN, 2.26%, 12/01/16 (a)	1,245	1,245,000

Ohio State, IDR (University Forest Products Project), VRDN, AMT,
1.67%, 10/01/20 (a)	2,700	2,700,000

Ohio State, Infrastructure Improvement, GO, VRDN, Series B,
1.45%, 8/01/21 (a)	1,200	1,200,000

Ohio State Water Development Authority, Pollution Control Facilities,
Revenue Refunding Bonds (FirstEnergy Nuclear Generation Corporation
Project), VRDN, AMT, Series A, 1.70%, 8/01/33 (a)	4,000	4,000,000

Ohio State Water Development Authority, Pollution Control Facilities,
Revenue Refunding Bonds (FirstEnergy Nuclear Generation Corporation
Project), VRDN, AMT, Series C, 1.65%, 6/01/33 (a)	11,300	11,300,000

Ohio State Water Development Authority, Revenue Refunding
Bonds, MERLOTS, VRDN, Series D196, 1.61%, 12/01/25 (a)(b)	2,665	2,665,000

Olmsted Falls, Ohio, City School District, GO, BAN, 3.75%, 12/18/08	350	350,922

Olmsted Falls, Ohio, City School District, GO, BAN, 3.50%, 1/15/09	834	836,640

Painesville, Ohio, GO, BAN, Series 2, 4%, 11/07/08	700	701,199

Parma Heights, Ohio, Street Improvements, GO, BAN,
3.75%, 9/12/08	1,405	1,405,000

Pickerington, Ohio, GO, BAN, 2.25%, 2/27/09	2,250	2,257,681

Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Development Revenue Bonds (Springdale Public
Infrastructure), VRDN, 2.25%, 2/01/31 (a)	5,935	5,935,000

Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Development Revenue Bonds (Sycamore Township),
VRDN, Series A, 1.58%, 2/01/39 (a)	3,000	3,000,000

Portage County, Ohio, IDR (Singer Steel Company Project), VRDN,
AMT, 2.10%, 1/01/20 (a)	4,845	4,845,000

Portage County, Ohio, Industrial Revenue Bonds (John E. Susong
Project), VRDN, Series B, 1.76%, 5/02/16 (a)	605	605,000

Portage County, Ohio, Industrial Revenue Refunding Bonds (John E.
Susong Project), VRDN, Series A, 1.76%, 5/02/11 (a)	510	510,000

Portage County, Ohio, Industrial Revenue Refunding Bonds
(PM Properties One Ltd.), VRDN, AMT, 2.50%, 11/01/12 (a)	1,075	1,075,000

Richland County, Ohio, Correctional Facilities, GO, BAN,
3.50%, 1/15/09	3,000	3,009,496

Ross County, Ohio, GO, BAN, Series A, 2.75%, 8/28/08	1,958	1,960,051

Saint Mary's, Ohio, GO, BAN, 2.55%, 6/02/09	449	450,010

Sandusky, Ohio, GO, BAN, Series 1, 4.25%, 10/22/08	2,000	2,004,510

Seneca County, Ohio, Capital Improvements, GO, BAN,
3.80%, 11/13/08	605	605,694

Seven Hills, Ohio, Street Improvements, GO, BAN, 3.45%, 12/04/08	1,415	1,415,000

Sharonville, Ohio, GO, BAN, 4.25%, 7/25/08	980	980,303

CMA Ohio Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Sharonville, Ohio, Road Improvement, GO, BAN, 3.50%, 1/21/09	$ 500	$501,632

Sidney, Ohio, GO, BAN, 2.75%, 6/25/09	1,146	1,153,186

Solon, Ohio, Fire Station, GO, BAN, 3.75%, 11/20/08	2,500	2,503,302

Stark County, Ohio, IDR (Thakar Properties LLC Project), VRDN,
AMT, 1.99%, 1/01/19 (a)	2,000	2,000,000

Stark County, Ohio, Port Authority, EDR (Meiser Bartley Gratings
Project), VRDN, AMT, 2.10%, 4/01/15 (a)	5,100	5,100,000

Stark County, Ohio, Port Authority, EDR (Slesnick Iron and Metal
Project), VRDN, AMT, 2.10%, 8/01/17 (a)	3,130	3,130,000

Summit County, Ohio, Exempt Facility Revenue Bonds (KB Compost
Services Inc. Project), VRDN, AMT, 1.76%, 12/01/11 (a)	1,200	1,200,000

Summit County, Ohio, IDR (Waldonia Investment Project), VRDN,
AMT, 1.76%, 7/01/18 (a)	335	335,000

Summit County, Ohio, Port Authority Revenue Bonds (Compost
Services, Inc. Project), VRDN, AMT, 1.76%, 4/01/21 (a)	4,000	4,000,000

Trumbull County, Ohio, IDR (Ellwood Engineered Casting Company),
Refunding, VRDN, AMT, 1.76%, 4/01/13 (a)	3,500	3,500,000

Trumbull County, Ohio, IDR (McDonald Steel Corporation), VRDN,
AMT, 1.76%, 4/01/17 (a)	1,905	1,905,000

Union County, Ohio, GO, BAN, 3.50%, 12/10/08	905	906,957

Valley View, Ohio, IDR, Refunding and Improvement Bonds (Sweet
Valley Dillon), VRDN, 1.76%, 4/01/11 (a)	495	495,000

Wapakoneta, Ohio, GO, BAN, 3.85%, 12/04/08	735	735,760

Warren County, Ohio, IDR (PAC Manufacturing LLC Project), VRDN,
AMT, 2.10%, 12/01/25 (a)	1,050	1,050,000

Warren County, Ohio, Infrastructure Improvements, GO, BAN,
4.15%, 9/05/08	570	570,402

West Chester Township, Ohio, Tax Increment Financing Revenue
Bonds (West Chester Streets Project), VRDN, 1.73%, 12/01/21 (a)	3,230	3,230,000

Willoughby, Ohio, IDR (Malish Brush and Specialty), VRDN, AMT,
3.05%, 6/01/09 (a)	280	280,000

Wilmington, Ohio, GO (Lowes Drive Construction Project), BAN,
4.50%, 7/25/08	670	670,317

Wood County, Ohio, IDR (Jerl Machine Project), VRDN, AMT,
1.70%, 9/01/16 (a)	1,310	1,310,000

Total Investments (Cost - $470,474,411*) - 101.3%		470,474,411
Liabilities in Excess of Other Assets - (1.3%)		(5,813,011)

Net Assets - 100.0%	$ 464,661,400

CMA Ohio Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2008 (Unaudited)

* Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	FSA Insured.

(d)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as, retire the bond in full at the date indicated, typically at a premium to par.

(e)	MBIA Insured.

(f)	BHAC Insured.

(g)	FNMA Collateralized.

(h)	GNMA Collateralized.

Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities

Level 1	-
Level 2	$ 470,474,411
Level 3	-

Total	$ 470,474,411

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Multi-State Municipal Series Trust

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
CMA Multi-State Municipal Series Trust

Date: August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
CMA Multi-State Municipal Series Trust

Date: August 22, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
CMA Multi-State Municipal Series Trust

Date: August 22, 2008